Summary of Significant Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Long-Lived Assets | $	$ 38,517	$ 27,599